SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Schedule of assumptions used to estimate the fair value of the share options on the date of grant

	As of April 18,	As of July 17,	As of January 3,
	2022	2023	2024
Risk-free interest rate	2.85%	3.81%	3.91%
Expected volatility range	34.79%	39.55%	38.25%
Exercise multiple	2.80	2.80	2.80
Expected dividend yield	—	—	—

	As of August 29,	As of September 1,	As of November 1,
	2024	2024	2024
Risk-free interest rate	3.87%	3.91%	4.37%
Expected volatility range	36.06%	36.02%	35.58%
Exercise multiple	2.80	2.80	2.20
Expected dividend yield	—	—	—

Summary of stock option activity under the plans

		Weighted	Weighted	Weighted
		Average	Average	Average	Aggregate
	Number of	Exercise	Grant Date	Remaining	Intrinsic
	Options	Price	Fair Value	Term (Years)	Value
Outstanding as of January 1, 2022	1,982,561	$0.4626	$2.2571	8.82	$4,480
Granted	1,698,667	$6.0000	$2.1191	—	—
Exercised	(31,500)	$0.1191	$2.4720	—	—
Forfeited or expired	(73,325)	$2.6508	$2.1867	—	—
Outstanding as of December 31, 2022	3,576,403	$3.0508	$2.2782	8.43	$10,473
Granted	1,015,000	$14.4500	$5.8298	—	—
Exercised	(347,316)	$1.0070	$2.5695	—	—
Forfeited or expired	(42,000)	$6.0000	$2.0797	—	—
Outstanding as of December 31, 2023	4,202,087	$6.0304	$3.1048	8.20	$31,109
Granted	1,275,000	$49.4420	$19.6808	—	—
Exercised	(346,869)	$7.9775	$3.1139	—	—
Forfeited or expired	—	$—	$—	—	—
Outstanding as of December 31, 2024	5,130,218	$16.6162	$7.1954	7.17	$273,358
Vested and Expected to Vest Options as of December 31, 2024	3,796,134	$5.1769	$3.3057	6.46	$16,497
Exercisable Options as of December 31, 2024	1,627,701	$9.5205	$4.1440	7.49	$6,251

Schedule of share-based compensation expense

	Years ended December 31,
	2022	2023	2024
Research and development	$818	$1,716	$3,775
General and administrative	665	2,107	5,212
Total.	$1,483	$3,823	$8,987